UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
                                                --------
  This Amendment (Check only one):        [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stonebrook Fund Management LLC
Address:   450 Park Avenue, 22nd Floor
           New York, New York 10022

Form 13F File Number:  028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc Abel
Title:   Chief Financial Officer
Phone:   212-702-4813

Signature, Place, and Date of Signing:

   /s/ Marc Abel
-----------------------        New York, New York                  July 21, 2005
     [Signature]                 [City, State]                        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $ 1,634,294
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE

                         TITLE                                                                                  VOTING AUTHORITY
                          OF                                 SHRS OR      SH/            INVESTMENT    OTHER
NAME OF ISSUER           CLASS       CUSIP         VALUE     PRN AMT      PRN    CALL    DISCRETION   MANAGERS  SOLE   SHARED  NONE

Accenture Ltd. - Cl.A    CL. A    BMG1150G1116    $9,984     440,400      SH                SOLE                 SOLE
American Standard         Com        029712106    $27,248    650,000      SH                SOLE                 SOLE
Autozone                  Com        053332102    $65,415    707,500      SH                SOLE                 SOLE
Ball Corp.                Com        058498106    $46,928    1,305,000    SH                SOLE                 SOLE
Beazer Homes USA, Inc.    Com        07556Q105    $21,800    381,450      SH                SOLE                 SOLE
Briggs & Stratton         Com        109043109    $56,238    1,624,428    SH                SOLE                 SOLE
Centex Corp               Com        152312104    $62,289    881,400      SH                SOLE                 SOLE
Claire's Stores           Com        179584107    $34,324    1,427,200    SH                SOLE                 SOLE
Coca-Cola Enterprises     Com        191219104    $21,816    991,200      SH                SOLE                 SOLE
CSK Auto                  Com        125965103    $24,553    1,472,000    SH                SOLE                 SOLE
Dollar Tree Stores        Com        256747106    $59,803    2,491,775    SH                SOLE                 SOLE
Eaton Corp                Com        278058102    $58,029    968,770      SH                SOLE                 SOLE
Finish Line              CL. A       317923100    $33,117    1,750,377    SH                SOLE                 SOLE
Fisher Scientific         Com        338032204    $48,604    748,900      SH                SOLE                 SOLE
Footlocker                Com        344849104    $49,543    1,820,100    SH                SOLE                 SOLE
Fossil                    Com        349882100    $29,072    1,280,723    SH                SOLE                 SOLE
Horton (D.R.)             Com        23331A109    $62,725    1,667,765    SH                SOLE                 SOLE
Hughes Supply Inc.        Com        444482103    $45,115    1,605,500    SH                SOLE                 SOLE
Laidlaw Intl              Com        50730R102    $14,959    620,700      SH                SOLE                 SOLE
Linen n Things            Com        535679104    $44,561    1,883,400    SH                SOLE                 SOLE
Lubrizol Corp             Com        549271104    $55,629    1,324,175    SH                SOLE                 SOLE
Magna Intl                Com        559222401    $56,374    801,450      SH                SOLE                 SOLE
MGIC Investment Corp      Com        552848103    $43,788    671,390      SH                SOLE                 SOLE
NY Community Bancorp      Com        649445103    $34,743    1,917,400    SH                SOLE                 SOLE
Pacific Sunwear
  of California           Com        694873100    $58,674    2,552,174    SH                SOLE                 SOLE
Parker Hannfin            Com        701094104    $62,249    1,003,850    SH                SOLE                 SOLE
PMI Group                 Com        69344M101    $36,614    939,300      SH                SOLE                 SOLE
PPG Industries Inc.       Com        693506107    $20,315    323,700      SH                SOLE                 SOLE
Radioshack Corp.          Com        750438103    $46,871    2,022,900    SH                SOLE                 SOLE
Reebok International      Com        758110100    $60,937    1,456,770    SH                SOLE                 SOLE
Royal Caribbean           Com     LR0008862868    $20,721    428,480      SH                SOLE                 SOLE
RPM International Inc.    Com        749685103    $31,022    1,698,910    SH                SOLE                 SOLE
RR Donnelly & Sons Co     Com        257867101    $21,714    629,200      SH                SOLE                 SOLE
Ruby Tuesday              Com        781182100    $53,730    2,074,500    SH                SOLE                 SOLE
Standard Pacific          Com        85375C101    $63,918    726,750      SH                SOLE                 SOLE
Thermo Electron Corp.     Com        883556102    $40,515    1,507,800    SH                SOLE                 SOLE
UAP Holding Corp          Com        903441103    $14,616    880,500      SH                SOLE                 SOLE
Wellchoice                Com        949475107    $40,371    581,130      SH                SOLE                 SOLE
Yellow Roadway Corp.      Com        985577105    $55,372    1,090,000    SH                SOLE                 SOLE
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